SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Accumulated depreciation	$ (3,099)	$ (2,446)	$ (529)
Net book value	5,932	6,585	1,937
Computer Equipment [Member]
Property and equipment	2,467	2,467	2,466
Vehicles [Member]
Property and equipment	2,977	2,977
Other [Member]
Property and equipment	$ 3,587	$ 3,587